22. Condensed Financial Information (Parent Company Only) (Details Narrative) - USD ($)	Feb. 01, 2016	Dec. 31, 2015	Feb. 01, 2015	Dec. 31, 2014
Preferred stock, shares authorized (in shares)		1,000,000		1,000,000
Preferred stock, shares issued (in shares)		25		25
Preferred stock, shares outstanding (in shares)		25		25
Preferred stock liquidation value		$ 100,000		$ 100,000
Common stock par value (in dollars per share)		$ 2.50		$ 2.50
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)	15,430	5,204,517	16,642	5,142,475
Treasury stock (in shares)		210,101		210,101
Parent Company [Member]
Preferred stock, shares authorized (in shares)		1,000,000		1,000,000
Preferred stock, shares issued (in shares)		25		25
Preferred stock, shares outstanding (in shares)		25		25
Preferred stock liquidation value		$ 100,000		$ 100,000
Common stock par value (in dollars per share)		$ 2.50		$ 2.50
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)	15,430	5,204,517	16,642	5,142,475
Treasury stock (in shares)		210,101		210,101